Finance Lease Liabilities	12 Months Ended
Jun. 30, 2026
Finance Lease Liabilities [Abstract]
Finance lease liabilities

Note 9. Finance lease liabilities

In August 2022, July 2025 and December 2025, the Company acquired motor vehicles pursuant to hire purchase financing arrangements. Future minimum lease payments under finance lease that have initial non-cancelable lease terms as of June 30, 2026 were as follows:

As of June 30, 2026

Within 1 year	$54,694
1-2 year	30,369
2-3 year	13,464
Over 3 years	1,122
Total finance lease payments	$99,649
Less: imputed interest	(8,171)
Total finance lease obligation	$91,478
Less: current portion of finance lease liabilities	(49,454)
Long-term finance lease liabilities	$42,024

For the years ended June 30, 2026, 2025 and 2024, interest expense of $8,236, $2,537 and $3,596 were recorded as finance costs, respectively.